Mortgages and Other Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Mortgages and Other Loans [Abstract]
Percentage of capital required	35.00%
Acquisition loans for periods	3 years
Percentage of land acquisition costs	60.00%
Annual interest rate on acquisition loans	8.50%	4.875%
Net of issuance costs (in Dollars)	$ 48	$ 21